Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Repayment schedule [Abstract]
Corporate debt	$ 657,321	$ 643,083
Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	73,762
Between January and March 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Between April and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	253,605
2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	110,385
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	219,569
Credit Facility Tranche A [Member]
Repayment schedule [Abstract]
Corporate debt	53,846
Credit Facility Tranche A [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	53,846
Credit Facility Tranche A [Member] | Between January and March 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility Tranche A [Member] | Between April and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility Tranche A [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility Tranche A [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility Tranche A [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility Tranche A [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	330,057
Note Issuance Facility [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	103
Note Issuance Facility [Member] | Between January and March 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | Between April and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	110,385
Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	219,569
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	12,277
2017 Credit Facility [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	12,277
2017 Credit Facility [Member] | Between January and March 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between April and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member]
Repayment schedule [Abstract]
Corporate debt	261,141
2019 Notes [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	7,536
2019 Notes [Member] | Between January and March 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | Between April and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	253,605
2019 Notes [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0